Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Investment Trust II
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2024